IFRS 7 - Disclosure - Credit Risk - Summary of Loans Past Due But Not Impaired (Detail) - CAD ($) $ in Millions	Apr. 30, 2021	Oct. 31, 2020
Credit Risk [line items]
Past due loans	$ 1,335	$ 1,976
Residential mortgages [member]
Credit Risk [line items]
Past due loans	672	1,152
Personal [member]
Credit Risk [line items]
Past due loans	159	222
Credit card [member]
Credit Risk [line items]
Past due loans	203	321
Business and government [member]
Credit Risk [line items]
Past due loans	301	$ 281
Later than one months and not later than three months [member]
Credit Risk [line items]
Past due loans	1,257
Later than one months and not later than three months [member] | Residential mortgages [member]
Credit Risk [line items]
Past due loans	672
Later than one months and not later than three months [member] | Personal [member]
Credit Risk [line items]
Past due loans	159
Later than one months and not later than three months [member] | Credit card [member]
Credit Risk [line items]
Past due loans	125
Later than one months and not later than three months [member] | Business and government [member]
Credit Risk [line items]
Past due loans	301
Later than three months [member]
Credit Risk [line items]
Past due loans	78
Later than three months [member] | Credit card [member]
Credit Risk [line items]
Past due loans	$ 78